Other investments	12 Months Ended
Dec. 31, 2020
Other investments
Other investments

12 Other investments

	2020	2019	2018
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,108	1,339	833
Fixed income securities at fair value through profit and loss	–	62	–
Total	1,108	1,401	833
Current investments
Fixed income securities at fair value through profit and loss	118	811	809
Fixed deposits	42	38	40
Total	160	849	849

Other investments held at fair value through Other comprehensive income include equity securities which are not held for trading and which the Group has irrevocably elected at initial recognition to recognise in this category. Other investments held at fair value through profit and loss comprise fixed income securities that the Group holds to sell.

The fair value of listed investments is based on year end quoted market prices. Fixed deposits are held at amortised cost with carrying value being a reasonable approximation of fair value given their short-term nature.

Fair value hierarchy

The table below analyses equity securities and bonds, contained within Other investments and carried at fair value, by valuation method. The different levels have been defined as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
>	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	2020	2020	2019	2019	2018	2018
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	118	891	873	1,112	809	667
Level 2	–	–	–	–	–	–
Level 3	–	217	–	227	–	166
Total	118	1,108	873	1,339	809	833

During 2020, AstraZeneca sold a proportion of its equity portfolio receiving consideration of $1,381m, a large proportion of which related to the disposal of its full holding in Moderna. All related gains were accounted through Other comprehensive income.

Equity securities that are analysed at Level 3 include investments in private biotech companies. In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusting as necessary for impairments and revaluations on new funding rounds, which approximates to fair value. Movements in Level 3 investments are detailed below:

	2020	2019	2018
	FVOCI	FVOCI	FVOCI
	$m	$m	$m
At 1 January	227	166	675
Additions	96	5	79
Revaluations	63	56	(147)
Transfers out	(103)	2	(434)
Disposals	(86)	(5)	(6)
Impairments and exchange adjustments	20	3	(1)
At 31 December	217	227	166

Assets are transferred in or out of Level 3 on the date of the event or change in circumstances that caused the transfer.